UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215

Roseville, CA  95678

 (Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Monthly Risk-on Risk-off Fund
AmericaFirst Income Fund

December 31, 2020

(Unaudited)

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCK - 87.61%

Beverages - 10.76%
617	Constellation Brands, Inc. Class A	$ 135,154
4,213	Keurig Dr Pepper, Inc.	134,816
875	Pepsico, Inc.	129,763
		399,733
Bottled & Canned Soft Drinks Carbonated Waters - 3.65%
1,467	Monster Beverage Corp. *	135,668

Cigarettes - 3.61%
1,620	Philip Morris International, Inc.	134,120

Electric Services - 6.53%
981	DTE Energy Co.	119,103
3,487	Hawaiian Electric Industries, Inc.	123,405
		242,508
Fats & Oils - 4.10%
2,640	Darling Ingredients, Inc. *	152,275

Food & Kindred Products - 3.52%
3,604	Conagra Brands, Inc.	130,681

Grain Mill Products - 3.33%
2,104	General Mills, Inc.	123,715

Hospital & Medical Service Plans - 6.89%
398	Anthem, Inc.	127,794
312	Humana, Inc.	128,004
		255,798
In Vitro & In Vivo Diagnostic Substances - 6.79%
274	IDEXX Laboratories, Inc. *	136,964
642	Quidel Corp. *	115,335
		252,299
Malt Beverages - 3.69%
138	Boston Beer Co., Inc. Class A *	137,212

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 3.59%
5,062	MDU Resources Group, Inc.	133,333

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.60%
250	Align Technology, Inc. *	133,595

Poultry Slaughtering & Processing - 3.32%
1,913	Tyson Foods, Inc. Class A	123,274

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

Retail-Drug Stores & Proprietary Stores - 3.34%
1,818	CVS Health Corp.	$ 124,169

Services-General Medical & Surgical Hospitals - 3.68%
830	HCA Healthcare, Inc. *	136,502

Sugar & Confectionery Products - 3.48%
848	Hershey Co.	129,176

Surgical & Medical Instruments & Apparatus - 3.58%
3,701	Boston Scientific Corp. *	133,051

Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.64%
2,600	Herbalife Nutrition Ltd. (Cayman Islands) *	124,930
700	McKesson Corp.	121,744
		246,674
X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 3.51%
1,789	Hologic, Inc. *	130,293

TOTAL COMMON STOCK (Cost $2,975,282) - 87.61%		$ 3,254,076

EXCHANGE TRADED FUND - 10.29%
7,327	ProShares Short Russell 2000 ETF *	$ 186,252
10,910	ProShares Short S&P 500 ETF *	196,053
TOTAL EXCHANGE TRADED FUND (Cost $412,940) - 10.29%		$ 382,305

MONEY MARKET FUND - 2.29%
84,801	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 1.2% **	$ 84,835
TOTAL MONEY MARKET FUND (Cost $84,835) - 2.29%		$ 84,835

INVESTMENTS IN SECURITIES, AT VALUE (Cost $3,473,057) *** - 100.19%		$ 3,721,216

LIABILITIES LESS OTHER ASSETS - (0.19)%		(6,892)

NET ASSETS - 100.00%		$ 3,714,324

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2020.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,473,057 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                        $333,200

Gross Unrealized Depreciation                                           (85,040)

       Net Unrealized Appreciation                                     $248,160

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Beverages	10.74%
Exchange Traded Fund	10.27%
Hospital & Medical Service Plans	6.87%
In Vitro & In Vivo Diagnostic Substances	6.78%
Wholesale-Drugs Proprietaries & Druggists' Sundries	6.63%
Electric Services	6.52%
Fats & Oils	4.09%
Malt Beverages	3.69%
Services-General Medical & Surgical Hospitals	3.67%
Bottled & Canned Soft Drinks Carbonated Waters	3.65%
Cigarettes	3.60%
Orthopedic, Prosthetic & Surgical Appliances & Supplies	3.59%
Mining, Quarrying of Nonmetallic Minerals (No Fuels)	3.58%
Surgical & Medical Instruments & Apparatus	3.58%
Food & Kindred Products	3.51%
X-Ray Apparatus & Tubes & Related Irradiation Apparatus	3.50%
Sugar & Confectionery Products	3.47%
Retail-Drug Stores & Proprietary Stores	3.34%
Grain Mill Products	3.33%
Poultry Slaughtering & Processing	3.31%
Money Market Fund	2.28%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2020 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCK - 99.40%

Fabricated Rubber Products - 3.86%
807	West Pharmaceutical Services, Inc.	$ 228,631

Finance Services - 3.86%
6,589	Synchrony Financial	228,704

Fire, Marine & Casualty Insurance - 7.32%
950	Berkshire Hathaway, Inc. Class B *	220,277
1,385	Chubb Ltd. (Switzerland)	213,179
		433,456
Laboratory Analytical Instruments - 3.68%
374	Bio-Rad Laboratories, Inc. Class A *	218,020

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.74%
1,841	Eaton Corp. PLC (Ireland)	221,178

Motor Vehicles & Passenger Car Bodies - 3.83%
987	Ferrari N.V. (Netherlands) *	226,536

Pharmaceutical Preparations - 7.19%
2,592	Merck & Co., Inc.	212,026
443	Regeneron Pharmaceuticals, Inc. *	214,018
		426,044
Refuse Systems - 3.64%
2,238	Republic Services, Inc.	215,520

Retail-Grocery Stores - 4.28%
8,988	Koninklijke Ahold Delhaize NV ADR	253,686

Retail-Lumber & Other Building Materials Dealers - 3.64%
1,342	Lowe's Cos., Inc.	215,405

Retail-Radio TV & Consumer Electronics Stores - 3.57%
2,120	Best Buy Co., Inc.	211,555

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.62%
1,794	Garmin Ltd. (Switzerland)	214,670

Semiconductors & Related Devices - 7.40%
4,193	Intel Corp.	208,895
1,617	Xilinx, Inc.	229,242
		438,137
Services-Business Services - 3.65%
4,301	eBay, Inc.	216,125

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

Services-Computer Programming, Data Processing, Etc. - 4.73%
1,296	Baidu, Inc. ADR *	$ 280,247

Services-Equipment Rental & Leasing - 3.94%
1,007	United Rentals, Inc. *	233,533

Services-Help Supply Services - 3.98%
3,776	Robert Half International, Inc.	235,924

State Commercial Banks - 7.78%
2,507	Northern Trust Corp.	233,502
3,122	State Street Corp.	227,219
		460,721
Transportation Services - 4.56%
2,040	Expedia Group, Inc. Class A *	270,096

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.91%
1,330	McKesson Corp.	231,314

Wholesale-Electronic Parts & Equipment - 3.69%
1,804	TE Connectivity Ltd. (Switzerland)	218,410

Wholesale-Groceries & Related Products - 3.53%
2,812	Sysco Corp.	208,819

TOTAL COMMON STOCK (Cost $5,682,640) - 99.40%		$ 5,886,731

MONEY MARKET FUND - 0.74%
43,630	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 1.2% **	43,647
TOTAL MONEY MARKET FUND (Cost $43,652) - 0.74%		$ 43,647

INVESTMENTS IN SECURITIES, AT VALUE (Cost $5,726,292) *** - 100.14%		$ 5,930,378

LIABILITIES LESS OTHER ASSETS - (0.14)%		(8,347)

NET ASSETS - 100.00%		$ 5,922,031

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2020.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,726,292 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                       $285,857

Gross Unrealized Depreciation                        (81,771)

          Net Unrealized Appreciation                $204,086

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

State Commercial Banks	7.77%
Semiconductors & Related Devices	7.39%
Fire, Marine & Casualty Insurance	7.31%
Pharmaceutical Preparations	7.18%
Services-Computer Programming, Data Processing, Etc.	4.73%
Transportation Services	4.55%
Retail-Grocery Stores	4.28%
Services-Help Supply Services	3.98%
Services-Equipment Rental & Leasing	3.94%
Wholesale-Drugs Proprietaries & Druggists' Sundries	3.90%
Finance Services	3.86%
Fabricated Rubber Products	3.85%
Motor Vehicles & Passenger Car Bodies	3.82%
Miscellaneous Industrial & Commercial Machinery & Equipment	3.73%
Laboratory Analytical Instruments	3.68%
Wholesale-Electronic Parts & Equipment	3.68%
Services-Business Services	3.64%
Refuse Systems	3.63%
Retail-Lumber & Other Building Materials Dealers	3.63%
Search, Detection, Navigation, Guidance, Aeronautical Systems	3.62%
Retail-Radio TV & Consumer Electronics Stores	3.57%
Wholesale-Groceries & Related Products	3.52%
Money Market Fund	0.74%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2020 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCK - 74.69%

Air Courier Services - 3.25%
1,369	FedEx Corp.	$ 355,420

Air Transportation, Scheduled - 0.01%
80,929	AMR Corp. (a) *	809

Millwood,Veneer, Plywood & Structural Wood Members - 3.91%
4,989	Fortune Brands Home & Security, Inc.	427,657

Operative Builders - 3.65%
5,788	D.R. Horton, Inc.	398,909

Pharmaceutical Preparations - 4.17%
2,767	Jazz Pharmaceuticals PLC (Ireland) *	456,693

Plastics Products - 3.96%
3,165	AptarGroup, Inc.	433,257

Retail-Auto & Home Supply Stores - 3.76%
347	AutoZone, Inc. *	411,348

Retail-Auto Dealers & Gasoline Stations - 4.10%
3,529	Copart, Inc. *	449,065

Retail-Home Furniture, Furnishings & Equipment Stores - 3.38%
3,630	Williams-Sonoma, Inc.	369,679

Retail-Radio TV & Consumer Electronics Stores - 3.39%
3,718	Best Buy Co., Inc.	371,019

Retail-Variety Stores - 3.54%
3,583	Dollar Tree, Inc. *	387,107

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.77%
2,725	T. Rowe Price Group, Inc.	412,538

Services-Computer Programming, Data Processing, Etc. - 6.96%
218	Alphabet, Inc. Class A *	382,076
1,387	Facebook, Inc. Class A *	378,873
		760,949
Services-Prepackaged Software - 12.36%
1,194	Ansys, Inc. *	434,377
3,433	Cadence Design Systems, Inc. *	468,364
3,381	Check Point Software Technologies Ltd. (Israel) *	449,369
		1,352,110

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

Specialty Cleaning, Polishing & Sanitation Preparations - 3.66%
1,982	Clorox Co.	$ 400,206

Sugar & Confectionery Products - 3.72%
2,674	The Hershey Co.	407,330

Trucking (No Local) - 3.48%
1,950	Old Dominion Freight Line, Inc.	380,601

Water Supply - 3.62%
2,581	American Water Works Co., Inc.	396,106

TOTAL COMMON STOCK (Cost $8,514,064) - 74.69%		$ 8,170,803

EXCHANGE TRADED FUND - 24.43%
22,279	iShares 7-10 Year Treasury Bond ETF	$ 2,672,366
TOTAL EXCHANGE TRADED FUND (Cost $2,729,857) - 24.43%		$ 2,672,366

MONEY MARKET FUND - 1.56%
170,564	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 1.2% **	170,632
TOTAL MONEY MARKET FUND (Cost $170,632) - 1.56%		$ 170,632

INVESTMENTS IN SECURITIES, AT VALUE (Cost $11,414,553) *** - 100.68%		$11,013,801

LIABILITIES LESS OTHER ASSETS - (0.68)%		(74,520)

NET ASSETS - 100.00%		$10,939,281

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2020.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $11,414,553 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                $  382,556

Gross Unrealized Depreciation                   (783,307)

       Net Unrealized Depreciation            $  (400,751)

(a) Indicates an illiquid and fair valued security. As of December 31, 2020, the Fund had a total of $809 or 0.01% of its net assets in illiquid securities.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Exchange Traded Fund	24.26%
Services-Prepackaged Software	12.28%
Services-Computer Programming, Data Processing, Etc.	6.91%
Pharmaceutical Preparations	4.15%
Retail-Auto Dealers & Gasoline Stations	4.08%
Plastics Products	3.93%
Millwood,Veneer, Plywood & Structural Wood Members	3.88%
Security & Commodity Brokers, Dealers, Exchanges & Services	3.75%
Retail-Auto & Home Supply Stores	3.73%
Sugar & Confectionery Products	3.70%
Specialty Cleaning, Polishing & Sanitation Preparations	3.63%
Operative Builders	3.62%
Water Supply	3.60%
Retail-Variety Stores	3.51%
Trucking (No Local)	3.45%
Retail-Radio TV & Consumer Electronics Stores	3.37%
Retail-Home Furniture, Furnishings & Equipment Stores	3.36%
Air Courier Services	3.23%
Money Market Fund	1.55%
Air Transportation, Scheduled	0.01%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2020 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares/Par		Value

COMMON STOCK - 80.29%

Beverages - 4.59%
6,152	The Coca-Cola Co.	$ 337,376

Cigarettes - 9.18%
4,136	Phillip Morris International, Inc.	342,419
28,528	Vector Group Ltd.	332,351
		674,770
Computer & Office Equipment - 4.50%
2,626	International Business Machines Corp.	330,561

Computer Communications Equipment - 4.48%
7,361	Cisco Systems, Inc.	329,405

Electric & Other Services Combined - 4.21%
4,278	Consolidated Edison, Inc.	309,171

Fire, Marine & Casualty Insurance - 5.11%
7,195	Mercury General Corp.	375,651

Food & Kindred Products - 4.47%
11,864	B&G Foods, Inc.	328,989

Grain Mill Products - 4.36%
5,155	Kellogg Co.	320,796

Natural Gas Distribution - 4.42%
7,901	National Fuel Gas Co.	324,968

Natural Gas Transmission & Distribution - 4.40%
8,439	ONEOK, Inc.	323,889

Petroleum Refining - 4.15%
3,617	Chevron Corp.	305,456

Pharmaceutical Preparations - 8.58%
3,102	AbbVie, Inc.	332,379
8,102	Pfizer, Inc.	298,235
		630,614
Services-Auto Rental & Leasing (No Drivers) - 4.52%
5,376	Ryder System, Inc.	332,022

Surgical & Medical Instruments & Apparatus - 4.49%
1,890	3M Co.	330,353

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Shares/Par		Value

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.27%
5,856	Cardinal Health, Inc.	$ 313,647

Wholesale-Motor Vehicle Supplies & New Parts - 4.56%
3,338	Genuine Parts Co.	335,235

TOTAL COMMON STOCK (Cost $5,680,235) - 80.29%		$5,902,903

LIMITED PARTNERSHIPS - 8.68%

Lumber & Wood Products (No Furniture) - 4.50%
7,289	Enviva Partners LP	331,066

Pipe Lines (No Natural Gas) - 4.18%
30,470	Shell Midstream Partners LP	307,138

TOTAL LIMITED PARTNERSHIPS (Cost $679,409) - 8.68%		$ 638,204

REAL ESTATE INVESTMENT TRUSTS - 8.99%
5,320	Realty Income Corp.	330,744
4,680	W.P. Carey, Inc.	330,314
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $646,552) - 8.99%		$ 661,058

CORPORATE BOND - 0.08%

Electric & Other Services Combined - 0.08%
$ 6,223	RGS AEGCO Funding Corp., 9.810%, 12/7/2021	$ 6,478

TOTAL CORPORATE BOND (Cost $6,384) - 0.08%		$ 6,478

MONEY MARKET FUND - 2.11%
154,889	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 1.2% *	154,951
TOTAL MONEY MARKET FUND (Cost $154,951) - 2.11%		$ 154,951

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,167,531) ** - 100.15%		$7,363,594

LIABILITIES LESS OTHER ASSETS - (0.15)%		(11,341)

NET ASSETS - 100.00%		$7,352,253

 * Variable rate security; the money market rate shown represents the seven day yield at December 31, 2020.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,167,531 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                   $   298,095

Gross Unrealized Depreciation                      (102,032)

       Net Unrealized Appreciation                $   196,063

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Cigarettes	9.16%
Real Estate Investment Trusts	8.98%
Pharmaceutical Preparations	8.56%
Fire, Marine & Casualty Insurance	5.10%
Beverages	4.58%
Wholesale-Motor Vehicle Supplies & New Parts	4.55%
Services-Auto Rental & Leasing (No Drivers)	4.51%
Lumber & Wood Products (No Furniture)	4.50%
Computer & Office Equipment	4.49%
Surgical & Medical Instruments & Apparatus	4.49%
Computer Communications Equipment	4.47%
Food & Kindred Products	4.47%
Natural Gas Distribution	4.41%
Natural Gas Transmission & Distribution	4.40%
Grain Mill Products	4.36%
Wholesale-Drugs Proprietaries & Druggists' Sundries	4.26%
Electric & Other Services Combined	4.20%
Pipe Lines (No Natural Gas)	4.17%
Petroleum Refining	4.15%
Money Market Fund	2.10%
Electric & Other Services Combined	0.09%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2020 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020 (UNAUDITED)

	Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund *	Income Fund
Assets:
Investments in Securities, at Value (Cost $3,473,057; $5,726,292; $11,414,553; and $7,167,531, respectively)	$ 3,721,216	$5,930,378	$ 11,013,801	$ 7,363,594

Cash	-	1,469	-	-
Receivables:
Dividends & Interest	5,734	7,216	2,288	25,771
Prepaid Expenses	8,675	6,239	13,786	9,197
Total Assets	3,735,625	5,945,302	11,029,875	7,398,562
Liabilities:
Payables:
Advisory Fees	161	498	3,209	2,325
Shareholder Redemptions	-	-	28,094	-
Due to Custodian	1,538	-	6,110	25,476
Administration Fees	1,671	1,849	2,644	2,950
Distribution (12b-1) Fees	9,493	14,494	36,061	5,226
Trustee Fees	937	1,193	2,873	1,581
Servicing Fees	983	342	420	2,247
Accrued Expenses	6,518	4,895	11,183	6,504
Total Liabilities	21,301	23,271	90,594	46,309
Net Assets	$ 3,714,324	$5,922,031	$ 10,939,281	$ 7,352,253

Net Assets Consist of:
Paid In Capital	$ 14,146,236	$5,770,833	$ 23,798,193	$18,342,403
Accumulated Earnings (Deficit)	(10,431,912)	151,198	(12,858,912)	(10,990,150)
Net Assets	$ 3,714,324	$5,922,031	$ 10,939,281	$ 7,352,253

Class A Shares
Net Assets	$ 1,891,598	$4,043,892	$ 4,141,847	$ 4,005,976
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	194,823	339,366	325,966	771,521
Net asset value per share	$ 9.71	$ 11.92	$ 12.71	$ 5.19
Short-term redemption price per share (a)	$ 9.61	$ 11.80	$ 12.58	$ 5.13
Minimum redemption price per share (d)	$ 9.61	$ 11.80	$ 12.58	$ 5.13
Maximum offering price per share (b)	$ 10.22	$ 12.54	$ 13.38	$ 5.40

Class I Shares
Net Assets	$ 808,807	$1,409,184	$ 2,829,682	$ 1,904,225
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	77,728	115,647	204,063	351,231
Net asset value and offering price per share	$ 10.41	$ 12.19	$ 13.87	$ 5.42
Short-term redemption price per share (a)	$ 10.29	$ 12.05	$ 13.73	$ 5.37

Class U Shares
Net Assets	$ 1,013,919	$ 468,955	$ 3,967,752	$ 1,442,052
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	110,331	40,326	328,877	273,752
Net asset value per share	$ 9.19	$ 11.63	$ 12.06	$ 5.27
Short-term redemption price per share (a)	$ 9.10	$ 11.51	$ 11.94	$ 5.22
Minimum redemption price per share (d)	$ 9.10	$ 11.51	$ 11.94	$ 5.22
Maximum offering price per share (c)	$ 9.44	$ 11.93	$ 12.37	$ 5.37

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge       and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of      purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2020 (UNAUDITED)

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund *	Income Fund
Dividend Income (net of foreign withholdings of $0, $28, $0, and $0, respectively)	$ 28,246	$ 58,782	$ 72,402	$ 198,382
Interest Income	31	300	52	-
Total Investment Income	28,277	59,082	72,454	198,382

Expenses:
Advisory Fees	29,320	38,228	64,937	45,973
Distribution (12b-1) Fees:
Class A	1,213	2,557	2,841	2,347
Class U	2,673	1,407	10,705	4,122
Interest Expense	-	-	-	231
Transfer Agent & Administration Fees	12,004	13,273	19,713	15,813
Shareholder Service Fees	568	92	-	2,050
Chief Compliance Officer Fees	5,530	5,430	5,530	5,530
Registration Fees	9,664	10,083	11,895	6,516
Audit Fees	6,173	7,379	7,311	6,862
Legal Fees	3,714	5,811	12,338	6,988
Insurance Fees	67	438	1,727	477
Miscellaneous Fees	5,172	4,993	5,431	5,072
Custodial Fees	3,016	2,687	3,021	2,598
Trustees Fees	906	1,659	4,140	2,119
Printing and Mailing	464	761	1,455	1,871
Recoupment Fees	-	-	18,812	79
Total Expenses	80,484	94,798	169,856	108,648
Fees Waived by the Adviser	(28,204)	(35,321)	(14,542)	(24,085)
Net Expenses	52,280	59,477	155,314	84,563

Net Investment Income (Loss)	(24,003)	(395)	(82,860)	113,819

Net Realized Gain on:
Investments in Securities	506,647	735,529	655,690	772,309
Net Realized Gain	506,647	735,529	655,690	772,309

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	256,868	(14,029)	(81,102)	(51,097)
Net Change in Unrealized Appreciation (Depreciation)	256,868	(14,029)	(81,102)	(51,097)

Net Realized and Unrealized Gain	763,515	721,500	574,588	721,212

Net Increase in Net Assets Resulting from Operations	$ 739,512	$ 721,105	$ 491,728	$ 835,031

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2020	6/30/2020
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (24,003)	$ (63,776)
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	506,647	(674,892)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities and Securities Sold Short	256,868	(308,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	739,512	(1,047,131)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	-	11,463
Class I	7,751	116,726
Class U	-	10,727
Cost of Shares Redeemed:
Class A	(342,419)	(1,009,157)
Class I	(218,528)	(1,236,531)
Class U	(232,626)	(512,042)
Redemption Fees	48	8
Net Decrease in Net Assets from Capital Share Transactions	(785,774)	(2,618,806)

Net Decrease in Net Assets	(46,262)	(3,665,937)

Net Assets:
Beginning of Period/Year	3,760,536	7,426,473
End of Period/Year	$ 3,714,274	$ 3,760,536

Share Activity
Class A:
Shares Sold	-	1,200
Shares Redeemed	(37,098)	(107,949)
Net Decrease in Shares of Beneficial Interest Outstanding	(37,098)	(106,749)

Class I:
Shares Sold	886	11,529
Shares Redeemed	(23,018)	(141,728)
Net Decrease in Shares of Beneficial Interest Outstanding	(22,132)	(130,199)

Class U:
Shares Sold	-	1,137
Shares Redeemed	(26,411)	(56,990)
Net Decrease in Shares of Beneficial Interest Outstanding	(26,411)	(55,853)

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2020	6/30/2020
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (395)	$ (29,407)
Net Realized Gain (Loss) on Investments in Securities	735,529	(390,753)
Net Change in Unrealized Depreciation on Investments in Securities	(14,029)	(146,907)
Net Increase (Decrease) in Net Assets Resulting from Operations	721,105	(567,067)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	33,242	981,119
Class I	81,851	1,456,825
Class U	5,000	310,825
Cost of Shares Redeemed:
Class A	(447,630)	(1,038,133)
Class I	(365,404)	(2,014,507)
Class U	(168,561)	(755,372)
Redemption Fees	-	3,295
Net Decrease in Net Assets from Capital Share Transactions	(861,502)	(1,055,948)

Net Decrease in Net Assets	(140,397)	(1,623,015)

Net Assets:
Beginning of Period/Year	6,062,428	7,685,443
End of Period/Year	$ 5,922,031	$ 6,062,428

Share Activity
Class A:
Shares Sold	3,001	90,479
Shares Reinvested	-	-
Shares Redeemed	(39,678)	(93,878)
Net Decrease in Shares of Beneficial Interest Outstanding	(36,677)	(3,399)

Class I:
Shares Sold	7,019	128,553
Shares Reinvested	-	-
Shares Redeemed	(31,646)	(182,974)
Net Decrease in Shares of Beneficial Interest Outstanding	(24,627)	(54,421)

Class U:
Shares Sold	441	27,332
Shares Reinvested	-	-
Shares Redeemed	(15,554)	(64,743)
Net Decrease in Shares of Beneficial Interest Outstanding	(15,113)	(37,411)

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND*

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2020	6/30/2020
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (82,860)	$ (160,207)
Net Realized Gain (Loss) on Investments in Securities	655,690	(1,021,177)
Net Change in Unrealized Depreciation on Investments in Securities	(81,102)	(331,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	491,728	(1,513,288)

Capital Share Transactions:

Proceeds from Sale of Shares:
Class A	21,746	396,600
Class I	55,575	11,136,058
Class U	34,105	27,590
Cost of Shares Redeemed:
Class A	(733,508)	(1,112,668)
Class I	(2,311,921)	(6,632,204)
Class U	(563,013)	(1,663,132)
Redemption Fees	-	5,824
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,497,016)	2,158,068

Net Increase (Decrease) in Net Assets	(3,005,288)	644,780

Net Assets:
Beginning of Period/Year	13,944,569	13,299,789
End of Period/Year	$10,939,281	$13,944,569

Share Activity
Class A:
Shares Sold	1,739	30,501
Shares Redeemed	(58,660)	(84,277)
Net Decrease in Shares of Beneficial Interest Outstanding	(56,921)	(53,776)

Class I:
Shares Sold	4,069	787,678
Shares Redeemed	(169,636)	(508,185)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(165,567)	279,493

Class U:
Shares Sold	2,861	2,166
Shares Redeemed	(47,529)	(136,687)
Net Decrease in Shares of Beneficial Interest Outstanding	(44,668)	(134,521)

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2020	6/30/2020
Decrease in Net Assets Resulting From Operations:
Net Investment Income	$ 113,819	$ 165,112
Net Realized Gain (Loss) on Investments in Securities	772,309	(2,050,099)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(51,097)	444,532
Net Increase (Decrease) in Net Assets Resulting from Operations	835,031	(1,440,455)

Distributions to Shareholders:
Distributions	(294,962)	(165,112)
Return of Capital	(19,726)	(570,121)
Total Distributions Paid to Shareholders	(314,688)	(735,233)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	170,821	522,364
Class I	34,433	517,245
Class U	61,713	123,660
Reinvestment of Distributions:
Class A	119,244	260,444
Class I	79,336	194,499
Class U	48,325	123,635
Cost of Shares Redeemed:
Class A	(394,708)	(1,465,934)
Class I	(262,910)	(1,349,407)
Class U	(495,013)	(760,849)
Redemption Fees	-	3
Net Decrease in Net Assets from Capital Share Transactions	(638,759)	(1,834,340)

Net Decrease in Net Assets	(118,416)	(4,010,028)

Net Assets:
Beginning of Period/Year	7,470,669	11,480,697
End of Period/Year	$ 7,352,253	$ 7,470,669

Share Activity
Class A:
Shares Sold	34,366	96,400
Shares Reinvested	24,323	46,444
Shares Redeemed	(79,236)	(261,133)
Net Decrease in Shares of Beneficial Interest Outstanding	(20,547)	(118,289)

Class I:
Shares Sold	6,736	83,181
Shares Reinvested	15,548	33,332
Shares Redeemed	(50,906)	(241,262)
Net Decrease in Shares of Beneficial Interest Outstanding	(28,622)	(124,749)

Class U:
Shares Sold	11,219	21,769
Shares Reinvested	9,753	21,720
Shares Redeemed	(99,178)	(129,839)
Net Decrease in Shares of Beneficial Interest Outstanding	(78,206)	(86,350)

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 8.03	$ 9.68	$ 9.59	$ 10.47	$ 11.30	$ 11.99

From Investment Operations:
Net Investment Loss *	(0.05)	(0.11)	(0.17)	(0.17)	(0.12)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	1.73	(1.54)	0.26	(0.71)	(0.70)	(0.50)
Total from Investment Operations	1.68	(1.65)	0.09	(0.88)	(0.82)	(0.61)

Distributions from:
Net Realized Gain	-	-	-	-	(0.01)	(0.08)
Total Distributions	-	-	-	-	(0.01)	(0.08)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 9.71	$ 8.03	$ 9.68	$ 9.59	$ 10.47	$ 11.30

Total Return (a)	20.92%(g)	(17.05)%***	0.94%	(8.40)%	(7.26)%***	(5.12)%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,892	$ 1,862	$ 3,279	$ 5,216	$ 12,430	$ 31,273
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.05%(f)	3.82%**	3.79%	3.12%	3.02%**	3.11%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.60)%(f)	(2.16)%**	(2.23)%	(1.75)%	(1.18)%**	(1.00)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.65%(f)	2.82%**	3.31%	3.02%	3.02%**	3.07%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.19)%(f)	(1.16)%**	(1.75)%	(1.66)%	(1.18)%**	(0.96)%**
Portfolio Turnover	257.18%(g)	920.18%	496.34%	1020.14%	341.27%	118.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.70%, 0.44%, 0.36%, and 0.58%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.08% for the year ended June 30, 2020, 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (16.94)%, (6.99)% and (5.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 8.58	$ 10.30	$ 10.15	$ 11.02	$ 11.86	$ 12.45

From Investment Operations:
Net Investment Loss *	(0.03)	(0.07)	(0.13)	(0.12)	(0.10)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.86	(1.65)	0.28	(0.75)	(0.73)	(0.50)
Total from Investment Operations	1.83	(1.72)	0.15	(0.87)	(0.83)	(0.51)

Distributions from:
Net Realized Gain	-	-	-	-	(0.01)	(0.08)
Total Distributions	-	-	-	-	(0.01)	(0.08)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 10.41	$ 8.58	$ 10.30	$ 10.15	$ 11.02	$ 11.86

Total Return (a)	21.33%(g)	(16.70)%***	1.48%	(7.89)%	(7.00)%***	(4.12)%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 809	$ 857	$ 2,369	$ 4,077	$ 14,302	$ 44,161
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.93%(f)	3.55%**	3.61%	2.88%	2.74%**	2.62%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.48)%(f)	(1.94)%**	(2.04)%	(1.51)%	(0.97)%**	(0.56)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.14%(f)	2.27%**	2.80%	2.53%	2.66%**	2.13%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.69)%(f)	(0.66)%**	(1.23)%	(1.16)%	(0.89)%**	(0.07)%**
Portfolio Turnover	257.18%(g)	920.18%	496.34%	1020.14%	341.27%	118.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.70%, 0.44%, 0.37%, and 0.58%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.04% for the year ended June 30, 2020, 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (16.66)%, (6.74)% and (4.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 7.62	$ 9.23	$ 9.19	$ 10.09	$ 10.96	$ 11.69

From Investment Operations:
Net Investment Loss *	(0.07)	(0.14)	(0.21)	(0.21)	(0.19)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	1.64	(1.47)	0.25	(0.69)	(0.67)	(0.48)
Total from Investment Operations	1.57	(1.61)	0.04	(0.90)	(0.86)	(0.65)

Distributions from:
Net Realized Gain	-	-	-	-	(0.01)	(0.08)
Total Distributions	-	-	-	-	(0.01)	(0.08)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 9.19	$ 7.62	$ 9.23	$ 9.19	$ 10.09	$ 10.96

Total Return (a)	20.60%(g)	(17.44)%***	0.44%	(8.92)%	(7.85)%***	(5.59)%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,014	$ 1,042	$ 1,778	$ 2,636	$ 5,861	$ 17,238
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.42%(f)	4.54%**	4.41%	3.87%	3.75%**	3.63%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.97)%(f)	(2.87)%**	(2.84)%	(2.50)%	(1.96)%**	(1.56)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.15%(f)	3.33%**	3.81%	3.53%	3.67%**	3.57%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.70)%(f)	(1.66)%**	(2.23)%	(2.16)%	(1.88)%**	(1.51)%**
Portfolio Turnover	257.18%(g)	920.18%	496.34%	1020.14%	341.27%	118.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.70%, 0.44%, 0.35%, and 0.58%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.12% for the year ended June 30, 2020, 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (17.32)%, (7.57)% and (5.50)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited) Six Months Ended				Period Ended (d)

		Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.57	$ 11.49	$ 11.44	$ 10.29	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.00)	(0.05)	(0.04)	(0.11)	(0.19)
Net Realized and Unrealized Gain on Investments	1.35	(0.88)	0.65	1.34	0.48
Total from Investment Operations	1.35	(0.93)	0.61	1.23	0.29

Distributions from:
Net Realized Gain	-	-	(0.56)	(0.08)	-
Total Distributions	-	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	- (c)	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 11.92	$ 10.57	$ 11.49	$ 11.44	$ 10.29

Total Return (a)	12.77%***	(8.01)%(f)	5.72%	11.94%	2.90%***(f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,044	$ 3,974	$ 4,358	$ 2,129	$ 1,521
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.11%**	3.41%(e)	3.18%	4.26%	12.14%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.16)%**	(1.70)%(e)	(1.53)%	(2.94)%	(10.70)%**(e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.95%**	2.11%(e)	1.96%	2.35%	5.92%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.00)%**	(0.41)%(e)	(0.31)%	(1.02)%	(4.49)%**(e)
Portfolio Turnover	289.00%***	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.06% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.95)%, and 4.73%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited) Six Months Ended				Period Ended (d)

		Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.79	$ 11.68	$ 11.59	$ 10.33	$ 10.00

From Investment Operations:
Net Investment Gain (Loss) *	0.01	(0.01)	(0.00)(c)	(0.01)	(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	1.39	(0.89)	0.65	1.35	0.53
Total from Investment Operations	1.40	(0.90)	0.65	1.34	0.33

Distributions from:
Net Realized Gain	-	-	(0.56)	(0.08)	-
Total Distributions	-	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	- (c)	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 12.19	$ 10.79	$ 11.68	$ 11.59	$ 10.33

Total Return (a)	12.97%***	(7.62)%(f)	5.99%	12.97%	3.30%***(f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,409	$ 1,514	$ 2,274	$ 2,120	$ 341
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.98%**	3.18%(e)	2.91%	3.58%	15.47%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.05)%**	(1.43)%(e)	(1.29)%	(2.29)%	(13.91)%**(e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.70%**	1.88%(e)	1.66%	1.34%	6.44%**(e)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(g)	0.23%**	(0.13)%(e)	(0.04)%	(0.07)%	(4.89)%**(e)
Portfolio Turnover	289.00%***	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.11% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been (7.51)%, and 5.66%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited) Six Months Ended				Period Ended (d)

		Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.35	$ 11.34	$ 11.36	$ 10.28	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.04)	(0.13)	(0.11)	(0.17)	(0.26)
Net Realized and Unrealized Gain (Loss) on Investments	1.32	(0.87)	0.65	1.33	0.54
Total from Investment Operations	1.28	(1.00)	0.54	1.16	0.28

Distributions from:
Net Realized Gain	-	-	(0.56)	(0.08)	-
Total Distributions	-	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	- (c)	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 11.63	$ 10.35	$ 11.34	$ 11.36	$ 10.28

Total Return (a)	12.37%***	(8.73)%(f)	5.12%	11.27%	2.80%***(f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 469	$ 574	$ 1,053	$ 374	$ 55
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.50%**	4.15%(e)	3.92%	4.51%	16.00%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.57)%**	(2.47)%(e)	(2.24)%	(3.26)%	(14.52)%**(e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.70%**	2.83%(e)	2.68%	2.80%	7.84%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.77)%**	(1.15)%(e)	(1.00)%	(1.55)%	(6.36)%**(e)
Portfolio Turnover	289.00%***	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.02% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (8.64)%, and 5.23%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND CLASS A (f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 12.24	$ 13.05	$ 13.50	$ 12.32	$ 11.87	$ 11.71

From Investment Operations:
Net Investment Loss *	(0.10)	(0.16)	(0.10)	(0.09)	(0.06)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	0.57	(0.65)	(0.35)	1.27	0.51	0.37
Total from Investment Operations	0.47	(0.81)	(0.45)	1.18	0.45	0.16

Paid in Capital From Redemption Fees *	-	-	- (c)	- (c)	-	- (c)

Net Asset Value, at End of Period/Year	$ 12.71	$ 12.24	$ 13.05	$ 13.50	$ 12.32	$ 11.87

Total Return (a)	3.84%(h)	(6.21)%***	(3.33)%	9.58%	3.79%***	1.37%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,142	$ 4,687	$ 5,699	$ 3,608	$ 4,183	$ 6,045
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.63%(g)	2.80%**	2.46%	3.20%	4.00%**	4.68%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.51)%(g)	(1.25)%**	(0.66)%	(1.30)%	(1.54)%**	(2.93)%**
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.65%(g)	2.79%**	2.60%	2.59%	2.98%**	3.62%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.53)%(g)	(1.23)% **	(0.81)%	(0.69)%	(0.52)%**	(1.87)%**
Portfolio Turnover	284.85%(h)	917.79%	546.50%	794.40%	354.88%	333.49%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.06%, and 1.13%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.06% for the year ended June 30, 2020, 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.15)%, 4.21%, and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS I (f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 13.27	$ 13.97	$ 14.30	$ 12.94	$ 12.37	$ 12.03

From Investment Operations:
Net Investment Income (Loss) *	(0.02)	(0.01)	0.02	0.03	0.03	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.62	(0.70)	(0.35)	1.33	0.54	0.42
Total from Investment Operations	0.60	(0.71)	(0.33)	1.36	0.57	0.34

Paid in Capital From Redemption Fees *	-	0.01	- (c)	- (c)	-	- (c)

Net Asset Value, at End of Period/Year	$ 13.87	$ 13.27	$ 13.97	$ 14.30	$ 12.94	$ 12.37

Total Return (a)	4.52%(h)	(5.01)%***	(2.31)%	10.51%	4.61%***	2.83%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,830	$ 4,906	$ 1,259	$ 1,001	$ 378	$ 308
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.12%(g)	2.15%**	2.49%	2.87%	4.00%**	4.21%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.00)%(g)	(0.60)%**	(0.69)%	(0.98)%	(1.38)%**	(2.55)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.40%(g)	1.59%**	1.67%	1.66%	2.39%**	2.28%**
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(0.28)%(g)	(0.04)%**	0.13%	0.24%	0.22%**	(0.63)%**
Portfolio Turnover	284.85%(h)	917.79%	546.50%	794.40%	354.88%	333.49%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.08%, and 1.13%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.05% for the year ended June 30, 2020, 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (4.90)%, 5.17% and 2.90%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS U (f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 11.65	$ 12.48	$ 12.98	$ 11.91	$ 11.52	$ 11.43

From Investment Operations:
Net Investment Loss *	(0.12)	(0.21)	(0.15)	(0.15)	(0.12)	(0.27)
Net Realized and Unrealized Gain (Loss) on Investments	0.53	(0.62)	(0.35)	1.22	0.51	0.36
Total from Investment Operations	0.41	(0.83)	(0.50)	1.07	0.39	0.09

Paid in Capital From Redemption Fees *	-	- (c)	- (c)	- (c)	-	- (c)

Net Asset Value, at End of Period/Year	$ 12.06	$ 11.65	$ 12.48	$ 12.98	$ 11.91	$ 11.52

Total Return (a)	3.52%(h)	(6.65)%***	(3.85)%	8.98%	3.39%***	0.79%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,968	$ 4,352	$ 6,342	$ 2,666	$ 3,331	$ 4,262
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	3.13%(g)	3.33%**	3.11%	3.96%	4.80%**	5.20%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.01)%(g)	(1.76)%**	(1.33)%	(2.08)%	(2.31)%**	(3.47)%**
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	3.15%(g)	3.28%**	3.10%	3.10%	3.50%**	4.15%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.03)%(g)	(1.71)%**	(1.31)%	(1.21)%	(1.01)%**	(2.42)%**
Portfolio Turnover	284.85%(h)	917.79%	546.50%	794.40%	354.88%	333.49%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.07%, and 1.13%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.01% for the year ended June 30, 2020, 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.57)%, 3.82% and 0.86%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months	Years Ended
	Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 4.84	$ 6.13	$ 7.00	$ 7.41	$ 6.70	$ 8.14

From Investment Operations:
Net Investment Income *	0.08	0.09	0.22	0.25	0.20	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.53	(0.94)	(0.65)	(0.22)	0.96	(1.19)
Total from Investment Operations	0.61	(0.85)	(0.43)	0.03	1.16	(0.93)

Distributions from:
Net Investment Income	(0.11)	(0.08)	(0.21)	(0.24)	(0.18)	(0.22)
Return of Capital	(0.15)	(0.36)	(0.23)	(0.20)	(0.27)	(0.29)
Total Distributions	(0.26)	(0.44)	(0.44)	(0.44)	(0.45)	(0.51)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 5.19	$ 4.84	$ 6.13	$ 7.00	$ 7.41	$ 6.70

Total Return (a)	12.18%(g)	(14.55)%***	(6.25)%	0.50%	17.61%***	(11.80)%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,006	$ 3,837	$ 5,583	$ 6,395	$ 6,964	$ 7,821
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.90%(f)	3.08%**	2.62%	2.75%	3.63%**	3.27%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.52%(f)	0.99%**	3.16%	3.07%	2.05%**	2.92%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.40%(f)	2.54%**	2.36%	2.35%	2.93%**	2.63%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.02%(f)	1.53%**	3.42%	3.47%	2.76%**	3.56%**
Portfolio Turnover	337.52%(g)	717.54%	530.98%	331.95%	125.07%	349.38%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.01%, 0.00%, 0.00%, 0.00%, 0.35%, and 0.37%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.06% for the year ended June 30, 2020, 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (14.37)%, 17.92% and (11.73)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 5.04	$ 6.33	$ 7.18	$ 7.54	$ 6.78	$ 8.19

From Investment Operations:
Net Investment Income *	0.10	0.14	0.29	0.31	0.26	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.32	(0.97)	(0.68)	(0.21)	0.95	(1.22)
Total from Investment Operations	0.42	(0.83)	(0.39)	0.10	1.21	(0.87)

Distributions from:
Net Investment Income	(0.04)	(0.13)	(0.23)	(0.26)	(0.18)	(0.19)
Return of Capital	-	(0.33)	(0.23)	(0.20)	(0.27)	(0.35)
Total Distributions	(0.04)	(0.46)	(0.46)	(0.46)	(0.45)	(0.54)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 5.42	$ 5.04	$ 6.33	$ 7.18	$ 7.54	$ 6.78

Total Return (a)	12.48%(g)	(13.81)%***	(5.55)%	1.42%	18.36%***	(10.91)%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,904	$ 1,913	$ 3,195	$ 3,386	$ 3,199	$ 2,781
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.78%(f)	2.83%**	2.40%	2.49%	3.18%**	2.68%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.63%(f)	1.33%**	3.47%	3.31%	2.55%**	3.51%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.60%(f)	1.74%**	1.56%	1.54%	2.13%**	1.64%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.81%(f)	2.42%**	4.31%	4.26%	3.60%**	4.56%**
Portfolio Turnover	337.52%(g)	717.54%	530.98%	331.95%	125.07%	349.38%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.01% ,0.00%, 0.00%, 0.00%, 0.35%, and 0.37%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.07% for the year ended June 30, 2020, 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (13.81)%, 18.83% and (10.84)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Period/Year	$ 4.90	$ 6.18	$ 7.03	$ 7.43	$ 6.71	$ 8.14

From Investment Operations:
Net Investment Income *	0.06	0.06	0.19	0.21	0.17	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.34	(0.95)	(0.65)	(0.22)	0.95	(1.19)
Total from Investment Operations	0.40	(0.89)	(0.46)	(0.01)	1.12	(0.96)

Distributions from:
Net Investment Income	(0.03)	(0.05)	(0.16)	(0.19)	(0.16)	(0.18)
Return of Capital	-	(0.34)	(0.23)	(0.20)	(0.24)	(0.29)
Total Distributions	(0.03)	(0.39)	(0.39)	(0.39)	(0.40)	(0.47)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 5.27	$ 4.90	$ 6.18	$ 7.03	$ 7.43	$ 6.71

Total Return (a)	11.87%(g)	(15.02)%***	(6.65)%	(0.07)%	16.98%***	(12.14)%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,442	$ 1,720	$ 2,703	$ 2,982	$ 4,352	$ 5,665
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.27%(f)	3.80%**	3.31%	3.51%	4.47%**	3.73%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.02%(f)	0.34%**	2.44%	2.25%	1.21%**	2.48%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.86%(f)	3.03%**	2.86%	2.87%	3.44%**	3.09%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.43%(f)	1.11%**	2.89%	2.89%	2.24%**	3.13%**
Portfolio Turnover	337.52%(g)	717.54%	530.98%	331.95%	125.07%	349.38%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.01%, 0.00%, 0.00%, 0.00%, 0.36%, and 0.37%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.06% for the year ended June 30, 2020, 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (15.02)%, 17.29% and (12.07)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020 (UNAUDITED)

1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Monthly Risk-On Risk-Off Fund (formerly AmericaFirst Tactical Alpha Fund and AmericaFirst Absolute Return Fund), and AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,254,076	$3,254,076	$—	$—
Exchange Traded Fund	382,305	382,305	—	—
Money Market Fund	84,835	84,835	—	—
Total	$3,721,216	$3,721,216	$—	$—

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Large Cap Share Buyback Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,886,731	$5,886,731	$—	$—
Money Market Fund	43,647	43,647	—	—
Total	$5,922,031	$5,922,031	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,170,803	$8,169,994	$—	$809
Exchange Traded Fund	2,672,366	2,672,366	—	—
Money Market Fund	170,632	170,632	—	—
Total	$11,013,801	$11,012,992	$—	$809

Income Fund

Assets (1)	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,902,903	$5,902,903	$—	$—
Corporate Bond (2)	6,478	—	6,478	—
Real Estate Investment Trusts	661,058	661,058	—	—
Limited Partnerships (2)	638,204	638,204	—	—
Money Market Fund	154,951	154,951	—	—
Total	$7,363,594	$7,357,116	$9,245	$—

1)

As of and during the six months ended December 31, 2020, none of the Funds held securities that were considered to be “Level 3” securities and material to Fund’s portfolios (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

2)

For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2018-2020) or expected to be taken in the Funds’ 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

l)     Credit Risk - The Deposits held in the Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

m)

Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. The Custodian maintained subsequent cash deposits in non-interest bearing accounts in order to compensate the Custodian for overdrafts which previously occurred during the fiscal year. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts that existed as of December 31, 2020. The Funds' did not earn net interest income or incur net interest expense on cash deposits and overdrafts, respectively, during the fiscal year.

n)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$9,769,662	$10,733,729
Large Cap Buyback Fund	16,551,734	17,176,113
Risk-On Risk-Off Fund	36,640,981	40,461,083
Income Fund	24,517,693	25,875,264

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

For the six months ended December 31, 2020, management fees were as follows:

Defensive Growth Fund	$29,320
Large Cap Buyback Fund	$38,228
Risk-On Risk-Off Fund	$64,937
Income Fund	$45,973

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Below are the ratios, by class, per each contractual agreement for the time period November 1, 2018 through October 31, 2019:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2019
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2019
Risk-On Risk-Off Fund	2.45%	1.50% *	2.95%	October 31, 2019
Income Fund	2.20%	1.40%	2.70%	October 31, 2019

* Ratio was 1.20% as of September 1, 2019.

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2019 through December 31, 2020:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2021
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2021
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2021
Income Fund	2.20%	1.40%	2.70%	October 31, 2021

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Effective November 1, 2020 the expense limitation agreement excluded any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)).

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2021	June 30, 2022	June 30, 2023
Defensive Growth Fund
Class A	$7,907	$20,253	$25,387
Class I	$31,502	$24,942	$22,551
Class U	$13,774	$12,417	$16,471
Large Cap Buyback Fund
Class A	$36,716	$42,578	$53,369
Class I	$10,741	$33,647	$20,414
Class U	$1,694	$8,654	$12,167
Risk-On Risk-Off Fund
Class A	$22,976	$ -	$705
Class I	$6,399	$12,122	$33,485
Class U	$26,061	$3,645	$2,535
Income Fund
Class A	$26,991	$16,231	$25,882
Class I	$29,990	$31,655	$29,920
Class U	$21,493	$12,991	$17,202

During the period ended December 31, 2020, the Advisor recouped $8,332 with respected to Class A shares and $10,480 with respected to Class U shares of the Risk-On Risk-Off Fund; and $79 with respected to Class I shares of the Income Fund.

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00%      Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended December 31, 2020, fees incurred under the Plan were as follows:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Defensive Growth Fund	$3,886
Large Cap Buyback Fund	$3,964
Risk-On Risk-Off Fund	$13,546
Income Fund	$6,469

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent, Accounting Agent, and Administrator. Certain employees of MSS are Officers of the Trust.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $10,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

As of December 31, 2020, the Defensive Growth Fund, Large Cap Buyback Fund, Risk-On Risk-Off Fund, and Income Fund each owed the Adviser $161, $498, $3,209, and $2,325, respectively.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2020, redemption fees were assessed as follows:

Defensive Growth Fund	$48
Large Cap Buyback Fund	$0
Risk-On Risk-Off Fund	$0
Income Fund	$0

For the year ended June 30, 2020, redemption fees were assessed as follows:

Defensive Growth Fund	$8
Large Cap Buyback Fund	$3,295
Risk-On Risk-Off Fund	$5,824
Income Fund	$3

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the six months ended December 31, 2020, and the year ended June 30, 2020 was as follows:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

For the six months ended December 31, 2020:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Risk-On Risk-Off Fund	—	—	—	—
AmericaFirst Income Fund	294,962	—	19,726	314,688

For the year ended June 30, 2020:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Risk-On Risk-Off Fund	—	—	—	—
AmericaFirst Income Fund	165,112	—	570,121	735,233

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

AmericaFirst Defensive Growth Fund	$—	$—	$(938,072)	$(9,549,439)	$—	$(9,020)	$(10,496,531)
AmericaFirst Large Cap Buyback Fund	—	—	(438,841)	(327,266)	—	216,229	(549,878)
AmericaFirst Risk-On Risk-Off Fund	—	—	—	(12,961,056)	—	(389,584)	(13,350,640)
AmericaFirst Income Fund	—	—	(1,845,421)	(9,927,046)	—	242,248	(11,530,219)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Late Year
Losses
AmericaFirst Defensive Growth Fund	$26,229
AmericaFirst Large Cap Buyback Fund	14,007
AmericaFirst Risk-On Risk-Off Fund	—
AmericaFirst Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$911,843
AmericaFirst Large Cap Buyback Fund	424,834
AmericaFirst Risk-On Risk-Off Fund	—
AmericaFirst Income Fund	1,845,421

At June 30, 2020, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$9,019,248	$530,191	$9,549,439
AmericaFirst Large Cap Buyback Fund	327,266	—	327,266
AmericaFirst Risk-On Risk-Off Fund	11,151,123	1,809,933	12,961,056
AmericaFirst Income Fund	9,926,528	518	9,927,046

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the fiscal year ended June 30, 2020 as follows:

	Paid In Capital	Distributable Earnings

AmericaFirst Defensive Growth Fund	$(80,158)	$80,158
AmericaFirst Large Cap Buyback Fund	(20,029)	20,029
AmericaFirst Risk-On Risk-Off Fund	(238,324)	238,324
AmericaFirst Income Fund	-	-

NOTE 6.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate
Ordinary Income	1/28/2021	0.03695

Class I

	Pay Date	Rate
Ordinary Income	1/28/2021	0.03840

Class U

	Pay Date	Rate
Ordinary Income	1/28/2021	0.03270

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

 As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period July 1, 2020 and held for the entire period through December 31, 2020.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,209.22	$14.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.81	$13.40

* Expenses are equal to the Fund's annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,213.29	$11.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.38	$10.84

* Expenses are equal to the Fund's annualized expense ratio of 2.14%, multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,206.04	$17.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.30	$15.91

* Expenses are equal to the Fund's annualized expense ratio of 3.15%, multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,127.72	$10.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.33	$9.88

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,129.75	$9.10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.59	$8.62

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,123.67	$14.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.56	$13.65
* Expenses are equal to the Fund's annualized expense ratio of 2.70%, multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

AmericaFirst Risk-On Risk-Off Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,038.40	$13.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.81	$13.40

* Expenses are equal to the Fund's annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AmericaFirst Risk-On Risk-Off Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,045.21	$7.20
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.10	$7.10

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AmericaFirst Risk-On Risk-Off Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,035.19	$16.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.30	$15.91

* Expenses are equal to the Fund's annualized expense ratio of 3.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,121.75	$12.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.07	$12.14

* Expenses are equal to the Fund's annualized expense ratio of 2.40%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,124.84	$8.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.09	$8.11

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,118.72	$15.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.76	$14.46

* Expenses are equal to the Fund's annualized expense ratio of 2.86%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2020 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

Renewal of the Investment Advisory Agreement between the AmericaFirst Quantitative Funds and the Adviser

At a meeting held on September 25, 2020, the Board of Trustees (the "Board" or the "Trustees") including the Trustees who are not "interested persons", as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Independent Trustees"), considered the renewal of the investment advisory agreement (the "Advisory Agreement") between the AmericaFirst Quantitative Funds (the "Trust") and AmericaFirst Capital Management, LLC (the "Adviser"), with respect to the AmericaFirst Defensive Growth Fund (the "Defensive Growth Fund"), AmericaFirst Income Fund (the "Income Fund"), AmericaFirst Monthly Risk-On Risk-Off Fund (the " Risk-On Risk-Off Fund "), and AmericaFirst Large Cap Share Buyback Fund (the "Buyback Fund") (each a "Fund" and together, the "Funds"). In its consideration of the

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds.  The Trustees reviewed materials provided by the Adviser related to the Advisory Agreement with the Trust on behalf of the Funds, a description of quantitative techniques that inform investment decisions and trade execution, both parts of the Adviser's Form ADV, a revenue and expenses summary, current assessment of financial condition, an overview of the personnel that perform services for the Funds, the compliance policies and procedures of the Adviser, including a representation that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser.  The Trustees considered Adviser's summaries regarding the Funds' investment strategies including as presented in fund fact sheets.  The Trustees also discussed the nature of the Adviser's operations including the return of Robert Roach as Chief Compliance Officer, the Adviser's somewhat increased financial flexibility, the quality of the Adviser's compliance infrastructure, and the experience of its fund management support personnel.  The Trustees noted that the Adviser has at times during the past year been profitable, albeit modestly so and that the financial strain of borrowing has been lessened as much of the Adviser's debt has been converted to preferred stock with more manageable payment features.  The Trustees also noted that the Trust and the Adviser jointly participate in a $.5 million errors and omissions insurance policy with a $100,000 deductible.  After further discussion, the Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser generally meet the Board's expectations.

Performance.  Next, the Board compared the performance of each Fund against a respective benchmark, peer group and, as available, a fund-type index over the one-year, three-year, and five-year periods, as applicable.  The Monthly Risk-On Risk-Off Fund significantly underperformed its benchmark, the S&P 500 Index, for the time periods shown; and significantly or noticeably underperformed the Morningstar Tactical Allocation peer group and Morningstar Moderate Aggregate Targeted Risk Index for the time periods shown.  The Income Fund lagged its benchmark, the Bloomberg Barclays Aggregate Bond Index, significantly or noticeably for the periods shown.  The Income Fund also lagged, significantly or noticeably, the Morningstar Tactical Allocation peer group and Morningstar Moderate Aggregate Targeted Risk Index for the time periods shown.  However, the Income Fund noticeably outperformed the S&P 500 High Dividend Index for the one-year period while lagging somewhat for the three-year and five-year periods.  The Defensive Growth Fund significantly underperformed its benchmark, the S&P 500 Index, for the time periods shown, and significantly underperformed the

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Morningstar Long/Short Equity peer group for the time periods shown.  The Buyback Fund significantly underperformed its benchmark, the S&P 500 Index as well as the Russell 1000 Index, and the Morningstar Large Blend peer group for the one-year and three-year periods.  However, the Buyback Fund outperformed the S&P 500 Buyback Index for the one-year period, but lagged over the three-year period.

Overall, the Board found performance significantly below expectations but, considered that the novel and non-mainstream nature of the Funds' strategies makes comparison to traditional indexes difficult and further noted that the novel strategies employed by the Funds are likely to lead to periods of underperformance which may last for significant periods of time.  The Board also observed that COVID-19 related volatility as well as the concentration of outsized returns among large-cap technology companies also makes comparison to historical norms difficult.  The Board also considered that securities market indexes are capitalization-weighted, while the Adviser's strategies are mainly focused on a largely equally-weighted portfolio strategy with a value focus.  Additionally, based, in part, upon the discussion of analysis provided by the Adviser, the Board agreed with the Adviser that it would be inadvisable for the Adviser to deviate from its long-term approach as this would produce so much style drift or strategy drift that future results would be difficult to assess.  The Board also considered that the Adviser will undertake steps to research fine tuning of its strategies in the hope of improving performance.  In total, while the Board found performance to be below expectations, it was acceptable nonetheless and it would continue to monitor performance.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees charged by the Adviser to fees charged by other advisers to respective peer groups of funds.  The Board noted that the advisory fee for the Funds was above the average for each respective peer group, but within the range of reasonable advisory fees charged by advisers in each respective peer group.  The Board observed that the Adviser may charge lower fees for some separately managed accounts, but that the regulatory burden and demands of separately managed accounts are significantly less when compared to the Funds.  They also noted that each Fund share class had net expense ratios that were above average when compared to the respective peer group, but within the range of reasonable fees for the respective class of the peer group.  It was also noted that the Adviser continues to provide an expense limitation for each Fund.  The Trustees also considered the relatively high level of sophistication utilized by the Adviser in executing its complex investment strategies and concluded that the level of advisory fees paid to the Adviser was not unreasonable in light of the quality of the services received from the Adviser.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Funds.  The Board considered the Adviser's expectation for growth and the current modest level of assets of each Fund, and agreed that the absence of breakpoints was acceptable at present.  However, the Board members noted they would revisit the matter as assets in the Funds' grow.

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Profitability.  The Trustees considered that over the last fiscal year the Adviser did not receive its full fee because of the effect of the expense limitation agreement.  They also considered the Adviser's expenses for serving the Funds as well as each Fund's historical assets levels and projected growth.  The Trustees discussed a profitability summary analysis provided by the Adviser as well as an income statement and balance sheet from the Adviser and industry profit surveys.  The Trustees noted that the advisory fees are reasonable and not profitable to the Adviser (except for the Risk-On Risk-Off Fund which produced a modest 12% gross profit margin).  The Trustees further noted this non-profitable pattern held even after taking into account the totality of the relationships with each Fund (except for the Risk-On Risk-Off Fund which produced a 7% profit margin).  The Trustees concluded that based on current and projected asset levels, that they were satisfied that the Adviser's level of profitability from its relationship with the Funds is not excessive.

Conclusion.  During the Board's deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for each Fund.  Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved renewal of the Advisory Agreement on behalf of each Fund.

 PRIVACY NOTICE

Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

 ■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

300 Harding Blvd.

Suite 215

Roseville, CA 95678

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 300 Harding Blvd. (Suite 215), Roseville, CA. The Funds’ distributor is Arbor Court Capital, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 4, 2021

*Print the name and title of each signing officer under his or her signature.